Stock-Based Compensation - Summary of Restricted Common Stock Units (Detail) - Restricted Stock Units - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Issued and unvested beginning balance	940,392	599,850
Number of shares, Granted	1,548,117	920,168
Number of shares, Vested	(283,835)	(575)
Number of shares, Forfeited, cancelled or expired	(979,677)	(579,051)
Number of shares, Issued and unvested ending balance	1,224,997	940,392
Weighted average grant date fair value, Issued and unvested, beginning balance	$ 3.62	$ 9.64
Weighted average grant date fair value, Granted	1.65	1.56
Weighted average grant date fair value, Vested	4.98	15.65
Weighted average grant date fair value, Forfeited, cancelled or expired	2.02	6.56
Weighted average grant date fair value, Issued and unvested, ending balance	$ 2.1	$ 3.62